UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001904148

Change Depositor, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: N/A

Alan Lindeke, (714) 357 7432

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 10, 2023

Change Depositor, LLC
(Depositor)

By:	/s/ Thedora Nickel
Name: Thedora Nickel
Title: Executive Director

EXHIBIT INDEX

Exhibit Number

99.1	-	Consolidated Analytics Narrative

99.2	-	Consolidated Analytics Due Diligence Standard Report

99.3	-	Consolidated Analytics Grading Summary Report

99.4	-	Consolidated Analytics Valuations Summary Report

99.5	-	Consolidated Analytics Data Compare Report

99.6	-	Canopy Narrative

99.7	-	Canopy Rating Agency Grades Detail Report

99.8	-	Canopy Rating Agency Grades Summary Report

99.9	-	Canopy Valuations Report

99.10	-	Canopy Data Compare Report

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